Net Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Other assets	¥ 70,091	¥ 18,805
Income taxes: Deferred	277,167	131,406
Net deferred tax liability	¥ 207,076	¥ 112,601